Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity New Millennium ETF	Nov. 29, 2023
Fidelity New Millennium ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(0.07%)
Since Inception	17.63%	[1]
Fidelity New Millennium ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.48%)
Since Inception	17.12%	[1]
Fidelity New Millennium ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.23%
Since Inception	13.75%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	10.62%	[1]

[1]	AFrom June 2, 2020.